Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 1 Jan 2025	199	295	85	457	1,036
Additions	991	1,580	39	174	2,784
Amounts utilised	(525)	(194)	(25)	(64)	(808)
Unused amounts reversed	(108)	(47)	(34)	(68)	(257)
Exchange and other movements	21	28	4	(2)	51
At 31 Dec 2025	578	1,662	69	497	2,806
Contractual commitments[1]
At 1 Jan 2025					688
Net change in expected credit loss provision and other movements					(53)
At 31 Dec 2025					635
Total provisions
At 31 Dec 2024					1,724
At 31 Dec 2025					3,441

Provisions (excluding contractual commitments)
At 1 Jan 2024	284	380	130	420	1,214
Additions	181	205	36	203	625
Amounts utilised	(193)	(228)	(48)	(105)	(574)
Unused amounts reversed	(63)	(63)	(35)	(82)	(243)
Exchange and other movements	(10)	1	2	21	14
At 31 Dec 2024	199	295	85	457	1,036
Contractual commitments[1]
At 1 Jan 2024					527
Net change in expected credit loss provision and other movements					161
At 31 Dec 2024					688
Total provisions
At 31 Dec 2023					1,741
At 31 Dec 2024					1,724
1Contractual commitments include the expected credit loss provision in relation to off-balance sheet financial guarantee contracts and commitments to which the impairment requirements in IFRS 9 are applied; and provisions for performance and other guarantee contracts.